Components of Other Comprehensive Loss	12 Months Ended
Dec. 31, 2019
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Components of other comprehensive loss
21. Components of other comprehensive loss
The movement on the components of the other comprehensive (loss) income for the years ended December 31, 2017, 2018 and 2019 is as follows:

	For the years ended December 31,
	2017	2018		2019
Controlling interest:
Valuation of the derivative financial instruments, net of deferred taxes	Ps. 12,292	Ps.	—	Ps. —
Unrealized (loss) gain on equity investments at fair value, net of deferred taxes	622,424		(3,765,688)	883,408
Translation effect of foreign entities	(21,683,333)		(61,223,458)	(34,010,066)
Remeasurement of defined benefit plan, net of deferred taxes	(7,075,606)		652,722	(29,153,554)
Non-controlling interest of the items above	3,402,973		(2,986,018)	(1,908,304)

Other comprehensive loss	Ps. (24,721,250)	Ps.	(67,322,442)	Ps. (64,188,516)